Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Financial Assets and Financial Liabilities Measured at Fair Value on Recurring Basis

The following table presents our financial assets and financial liabilities that are measured at fair value on a recurring basis:

As of December 31, 2013 (in thousands)	Level 1 EUR	Level 2 EUR	Level 3 EUR	Total EUR

Assets
Derivative financial instruments [1]	-	71,620	-	71,620
Money market funds [2]	535,000	-	-	535,000
Short-term investments [3]	304,884	375,000	-	679,884

Total	839,884	446,620	-	1,286,504

Liabilities
Long-term debt [4]	-	1,021,930	-	1,021,930
Derivative financial instruments[1]	-	11,652	-	11,652

Total	-	1,033,582	-	1,033,582

As of December 31, 2012 (in thousands)	Level 1 EUR	Level 2 EUR	Level 3 EUR	Total EUR

Assets
Derivative financial instruments[1]	-	151,748	-	151,748
Money market funds [2]	385,420	-	-	385,420
Short-term investments [3]	279,988	650,017	-	930,005

Total	665,408	801,765	-	1,467,173

Liabilities
Long-term debt [4]	-	759,490	-	759,490
Derivative financial instruments [1]	-	10,893	-	10,893

Total	-	770,383	-	770,383

1	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 4.
2	Money market funds are part of our cash and cash equivalents.
3	Short-term investments consist of Dutch Treasury Certificates and deposits with the Dutch government.
4	Long-term debt mainly relates to our Eurobonds (carrying amount as at December 31, 2013: EUR 1,021.9 million (2012: EUR 710.1 million)) and excludes accrued interest. For further details see Note 15.